Financial instruments (Details 7) (CHF) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		103	(20)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		(976)	431
Transfers into level 3 assets	2,128	3,380
Transfers out of level 3 assets	2,174	5,513
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		(6)	(277)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		(1,079)	113
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		109	257
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		103	318